Long-Term Debt and Notes Payable (Details) - USD ($)				12 Months Ended
	Nov. 13, 2023	Feb. 14, 2023	Jun. 25, 2019	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2022
Long-Term Debt and Notes Payable [Line Items]
Payment exceed amount				$ 5,000,000
Borrower amount				1,000,000		$ 26,750,000
Borrower deposit				5,000,000
Deferred finance costs				1,093,318
Principal balance				$ 276,807,063
Percentage of interest				18.00%
Per warrant (in Dollars per share)				$ 1
Warrant issued (in Shares)				5,434,000
Share issued (in Shares)				90,000
Loss on extinguishment	$ 2,280,437
Maximum facility amount			$ 50,000,000
Letters of credit outstanding amount					$ 23,750,000	$ 702,600
Debt Service Reserve Account [Member]
Long-Term Debt and Notes Payable [Line Items]
Borrower deposit				$ 2,600,000
Class A Common Stock [Member]
Long-Term Debt and Notes Payable [Line Items]
Per warrant (in Dollars per share)		$ 11.5
Share issued (in Shares)				10,000
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount				$ 28,000,000
Debt service reserve account fund				$ 2,600,000
Loan accrues interest rate				6.50%
Guaranty Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Interest expense				$ 56,422
Unamortized discount				1,036,895
Accrued interest				173,004
Seller Promissory Note [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount				$ 15,000,000
Loan accrues interest rate				12.00%
Accrued interest				$ 277,397
Private Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount	$ 2,089,500			$ 5,434,000
Loan accrues interest rate				15.00%
Unamortized discount				$ 1,135,131
Accrued interest				$ 158,801
Common stock price (in Dollars per share)				$ 11.5
Share issued (in Shares)	451,563
Private Notes Payable [Member] | Class A Common Stock [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest	$ 168,271